Document and Entity Information	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	CORBUS PHARMACEUTICALS HOLDINGS, INC.
Entity Central Index Key	0001595097
Entity File Number	001-37348
Entity Tax Identification Number	46-4348039
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 River Ridge Drive
Entity Address, City or Town	Norwood
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02062
City Area Code	617
Local Phone Number	963-0100
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CRBP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false